Share Capital, Premium and Other Reserves - Summary of Shares Authorized, Fully Paid and Allocated (Parenthetical) (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
February Subdivision	220
Merger Subdivision Conversion Ratio	1.60806264	1.60806264